Bank Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt
Bank debt is comprised of the following secured borrowings:

			December 31,
Borrower	Commencement	Maturity	2017	2018
Maxdekatria	February 2016	July 2018	$9,167	$—
Glovertwo	February 2016	July 2018	12,833	—
Shikokutessera	February 2016	July 2018	14,667	—
Youngone	September 2015	August 2018	22,733	—
Petra	June 2015	December 2018	18,024	—
Pemer	June 2015	December 2018	18,024	—
Maxtessera	July 2014	November 2018	28,000	—
Shikokuokto	June 2015	December 2018	15,018	—
Safe Bulkers	November 2018	October 2021	—	30,000
Maxtessera	November 2018	October 2022	—	26,000
Maxdeka	August 2011	December 2022	17,044	13,635
Shikokupente	August 2018	August 2023	—	14,930
Shikoku	October 2011	August 2023	22,400	18,667
Shikokuennia	October 2018	October 2023	—	17,730
Petra	November 2018	November 2023	—	9,075
Pemer	November 2018	November 2023	—	9,075
Maxeikosiepta	December 2018	December 2023	—	5,000
Shikokuepta	February 2016	February 2024	22,050	20,417
Maxdekatria	July 2018	February 2024	—	11,750
Glovertwo	July 2018	February 2024	—	13,420
Shikokutessera	July 2018	February 2024	—	14,430
Pentakomo	July 2018	February 2024	—	11,750
Maxeikositria	September 2017	August 2024	12,968	11,930
Maxeikosi	September 2017	August 2024	12,968	11,930
Maxpente	September 2017	August 2024	20,000	17,400
Maxeikositessera	September 2017	August 2024	13,650	12,090
Maxenteka	September 2017	August 2024	15,925	14,332
Maxeikosiexi	September 2015	September 2024	6,063	5,248
Marathassa	September 2015	September 2024	6,545	5,690
Marinouki	September 2015	September 2024	9,904	8,590
Kerasies	September 2015	September 2024	6,918	6,014
Soffive	September 2015	September 2024	10,757	9,305
Eptaprohi	September 2015	September 2024	50,518	43,818
Safe Bulkers	November 2014	September 2024	160,527	118,925
Pelea - Vasstwo	December 2018	December 2024	—	20,075
Maxeikosiena	September 2015	September 2025	21,271	20,314
Gloversix - Shikokuokto	December 2018	December 2025	—	35,000
Youngtwo	January 2017	January 2027	23,817	23,039
Total			571,791	579,579
Current portion of Long-term debt			26,583	37,431
Long-term debt			545,208	542,148

Total debt	571,791	579,579
Current portion of deferred financing costs	995	1,246
Deferred financing costs non-current	3,392	3,640
Total deferred financing costs	4,387	4,886
Total debt	571,791	579,579
Less: Total deferred financing costs	4,387	4,886
Total debt, net of deferred financing costs	567,404	574,693
Less: Current portion of long-term debt, net of current portion of deferred financing costs	25,588	36,185
Long-term debt, net of deferred financing costs, non-current	541,816	538,508

Schedule of Maturities of Long-term Debt
The estimated minimum annual principal payments required to be made after December 31, 2018, based on the loan and credit facility agreements as amended, are as follows:

To December 31,
2019	$37,431
2020	62,864
2021	81,516
2022	83,118
2023	72,280
2024 and thereafter	242,370
Total	$579,579